Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Dynamic Capital Appreciation Portfolio
March 31, 2023
VIPDCA-NPRT1-0523
1.799855.119
Common Stocks - 99.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.4%
Entertainment - 4.5%
Liberty Media Corp. Liberty Formula One Series C (a)	5,700	426,531
Netflix, Inc. (a)	2,000	690,960
Universal Music Group NV	165,269	4,185,397
Warner Music Group Corp. Class A	99,475	3,319,481
		8,622,369
Interactive Media & Services - 2.9%
Alphabet, Inc.:
Class A (a)	18,880	1,958,422
Class C (a)	30,860	3,209,440
Bumble, Inc. (a)	16,700	326,485
Epic Games, Inc. (a)(b)(c)	156	116,320
		5,610,667
Media - 0.0%
Innovid Corp. (a)	11,766	16,590
TOTAL COMMUNICATION SERVICES		14,249,626
CONSUMER DISCRETIONARY - 12.4%
Auto Components - 0.1%
Mobileye Global, Inc. (d)	1,700	73,559
Broadline Retail - 2.8%
Amazon.com, Inc. (a)	25,960	2,681,408
Dollarama, Inc.	10,100	603,609
MercadoLibre, Inc. (a)	1,560	2,056,174
		5,341,191
Hotels, Restaurants & Leisure - 2.2%
Airbnb, Inc. Class A (a)	9,800	1,219,120
Booking Holdings, Inc. (a)	445	1,180,322
Flutter Entertainment PLC (a)	10,474	1,890,302
		4,289,744
Internet & Direct Marketing Retail - 2.2%
Uber Technologies, Inc. (a)	131,400	4,165,380
Leisure Products - 0.0%
Peloton Interactive, Inc. Class A (a)	3,800	43,092
Specialty Retail - 3.2%
Five Below, Inc. (a)	8,100	1,668,357
RH (a)	1,400	340,970
TJX Companies, Inc.	53,358	4,181,133
		6,190,460
Textiles, Apparel & Luxury Goods - 1.9%
Compagnie Financiere Richemont SA Series A	1,000	160,356
LVMH Moet Hennessy Louis Vuitton SE	1,800	1,652,235
LVMH Moet Hennessy Louis Vuitton SE	700	642,950
Samsonite International SA (a)(e)	391,545	1,209,565
		3,665,106
TOTAL CONSUMER DISCRETIONARY		23,768,532
CONSUMER STAPLES - 3.5%
Beverages - 3.1%
Boston Beer Co., Inc. Class A (a)	2,200	723,140
Keurig Dr. Pepper, Inc.	22,900	807,912
Monster Beverage Corp.	42,348	2,287,215
The Coca-Cola Co.	33,000	2,046,990
		5,865,257
Household Products - 0.4%
Energizer Holdings, Inc.	20,100	697,470
Tobacco - 0.0%
Philip Morris International, Inc.	1,000	97,250
TOTAL CONSUMER STAPLES		6,659,977
ENERGY - 3.8%
Energy Equipment & Services - 1.1%
Baker Hughes Co. Class A	57,600	1,662,336
Championx Corp.	18,500	501,905
		2,164,241
Oil, Gas & Consumable Fuels - 2.7%
Canadian Natural Resources Ltd.	18,000	996,300
Cheniere Energy, Inc.	20,600	3,246,560
Denbury, Inc. (a)	6,000	525,780
New Fortress Energy, Inc.	14,100	414,963
		5,183,603
TOTAL ENERGY		7,347,844
Financial Services - 0.2%
Commercial & Residential Mortgage Finance - 0.2%
Rocket Companies, Inc. (d)	33,100	299,886
FINANCIALS - 13.6%
Banks - 4.2%
Bank of America Corp.	115,400	3,300,440
JPMorgan Chase & Co.	36,600	4,769,346
Signature Bank	7,900	1,446
		8,071,232
Capital Markets - 3.2%
CME Group, Inc.	20,636	3,952,207
Coinbase Global, Inc. (a)(d)	3,300	222,981
Morgan Stanley	22,810	2,002,718
		6,177,906
Financial Services - 3.3%
Block, Inc. Class A (a)	13,600	933,640
MasterCard, Inc. Class A	14,600	5,305,786
		6,239,426
Insurance - 2.9%
American Financial Group, Inc.	8,900	1,081,350
Arthur J. Gallagher & Co.	12,157	2,325,756
BRP Group, Inc. (a)	16,600	422,636
Marsh & McLennan Companies, Inc.	11,000	1,832,050
		5,661,792
TOTAL FINANCIALS		26,150,356
HEALTH CARE - 17.8%
Biotechnology - 6.2%
2seventy bio, Inc. (a)	2,300	23,460
Adamas Pharmaceuticals, Inc.:
rights (a)(c)	47,000	12,690
rights (a)(c)	47,000	4,700
Alnylam Pharmaceuticals, Inc. (a)	5,679	1,137,617
Arcellx, Inc. (a)	1,700	52,377
Beam Therapeutics, Inc. (a)	2,100	64,302
Biogen, Inc. (a)	2,700	750,681
Cytokinetics, Inc. (a)	5,500	193,545
Evelo Biosciences, Inc. (a)	12,700	2,295
Galapagos NV sponsored ADR (a)	12,400	479,136
Gamida Cell Ltd. (a)(d)	62,500	50,625
Genmab A/S (a)	900	340,205
Gilead Sciences, Inc.	13,000	1,078,610
Hookipa Pharma, Inc. (a)	32,100	23,626
Immunocore Holdings PLC ADR (a)	4,600	227,424
Legend Biotech Corp. ADR (a)	3,700	178,414
Prelude Therapeutics, Inc. (a)	800	4,560
Regeneron Pharmaceuticals, Inc. (a)	2,679	2,201,254
Seagen, Inc. (a)	9,100	1,842,477
Seres Therapeutics, Inc. (a)	10,900	61,803
Synlogic, Inc. (a)	34,200	21,614
Vertex Pharmaceuticals, Inc. (a)	9,225	2,906,521
Vor Biopharma, Inc. (a)	19,984	107,514
XOMA Corp. (a)(d)	10,300	217,433
		11,982,883
Health Care Equipment & Supplies - 3.2%
Baxter International, Inc.	26,200	1,062,672
Boston Scientific Corp. (a)	53,900	2,696,617
Insulet Corp. (a)	400	127,584
Penumbra, Inc. (a)	2,600	724,594
Stryker Corp.	5,200	1,484,444
		6,095,911
Health Care Providers & Services - 3.4%
HealthEquity, Inc. (a)	30,600	1,796,526
Option Care Health, Inc. (a)	20,200	641,754
UnitedHealth Group, Inc.	8,609	4,068,527
		6,506,807
Health Care Technology - 0.4%
Certara, Inc. (a)(d)	17,900	431,569
Evolent Health, Inc. (b)	10,100	311,358
Simulations Plus, Inc.	2,500	109,850
		852,777
Life Sciences Tools & Services - 3.6%
Bio-Techne Corp.	6,800	504,492
Bruker Corp.	14,600	1,151,064
Charles River Laboratories International, Inc. (a)	3,400	686,188
Codexis, Inc. (a)	12,700	52,578
Danaher Corp.	6,200	1,562,648
Nanostring Technologies, Inc. (a)	500	4,950
Thermo Fisher Scientific, Inc.	5,000	2,881,850
		6,843,770
Pharmaceuticals - 1.0%
Aclaris Therapeutics, Inc. (a)	7,300	59,057
AstraZeneca PLC sponsored ADR	20,300	1,409,023
Revance Therapeutics, Inc. (a)	12,100	389,741
		1,857,821
TOTAL HEALTH CARE		34,139,969
INDUSTRIALS - 12.6%
Aerospace & Defense - 2.3%
Axon Enterprise, Inc. (a)	2,000	449,700
Spirit AeroSystems Holdings, Inc. Class A (d)	31,600	1,091,148
The Boeing Co. (a)	14,000	2,974,020
		4,514,868
Airlines - 0.5%
Ryanair Holdings PLC sponsored ADR (a)	10,500	990,045
Electrical Equipment - 1.7%
AMETEK, Inc.	5,600	813,848
Bloom Energy Corp. Class A (a)(d)	3,900	77,727
Hubbell, Inc. Class B	2,600	632,606
Rockwell Automation, Inc.	5,900	1,731,355
		3,255,536
Industrial Conglomerates - 1.5%
General Electric Co.	29,700	2,839,320
Machinery - 3.6%
Energy Recovery, Inc. (a)	6,300	145,215
Ingersoll Rand, Inc.	63,422	3,689,892
PACCAR, Inc.	8,100	592,920
Parker Hannifin Corp.	3,400	1,142,774
Westinghouse Air Brake Tech Co.	12,500	1,263,250
		6,834,051
Professional Services - 1.9%
ASGN, Inc. (a)	1,200	99,204
Equifax, Inc.	2,800	567,952
KBR, Inc.	55,785	3,070,964
		3,738,120
Trading Companies & Distributors - 1.1%
Ferguson PLC	15,477	2,033,343
TOTAL INDUSTRIALS		24,205,283
INFORMATION TECHNOLOGY - 26.7%
Electronic Equipment & Components - 0.7%
Flex Ltd. (a)	26,500	609,765
Jabil, Inc.	7,900	696,464
		1,306,229
IT Services - 0.7%
Cloudflare, Inc. (a)	6,200	382,292
MongoDB, Inc. Class A (a)	4,400	1,025,728
		1,408,020
Semiconductors & Semiconductor Equipment - 10.0%
Aixtron AG	20,200	684,152
Allegro MicroSystems LLC (a)	9,809	470,734
Analog Devices, Inc.	8,800	1,735,536
ASML Holding NV (depository receipt)	1,505	1,024,469
BE Semiconductor Industries NV	8,400	729,695
Enphase Energy, Inc. (a)	3,078	647,242
KLA Corp.	1,800	718,506
Marvell Technology, Inc.	8,250	357,225
Monolithic Power Systems, Inc.	850	425,459
NVIDIA Corp.	21,987	6,107,329
NXP Semiconductors NV	6,000	1,118,850
onsemi (a)	2,300	189,336
Qualcomm, Inc.	5,939	757,698
SiTime Corp. (a)	6,500	924,495
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	22,900	2,130,158
Universal Display Corp.	7,139	1,107,473
		19,128,357
Software - 13.1%
Adobe, Inc. (a)	5,518	2,126,472
Confluent, Inc. (a)	30,600	736,542
HashiCorp, Inc. (a)(d)	14,300	418,847
HubSpot, Inc. (a)	400	171,500
Intuit, Inc.	3,200	1,426,656
Manhattan Associates, Inc. (a)	6,100	944,585
Microsoft Corp.	47,342	13,648,699
Oracle Corp.	42,500	3,949,100
Synopsys, Inc. (a)	4,300	1,660,875
Volue A/S (a)	48,500	97,511
		25,180,787
Technology Hardware, Storage & Peripherals - 2.2%
Apple, Inc.	26,260	4,330,274
TOTAL INFORMATION TECHNOLOGY		51,353,667
MATERIALS - 1.0%
Chemicals - 0.8%
Albemarle Corp.	3,400	751,536
Aspen Aerogels, Inc. (a)	18,500	137,825
CF Industries Holdings, Inc.	8,245	597,680
		1,487,041
Metals & Mining - 0.2%
MP Materials Corp. (a)(d)	13,500	380,565
TOTAL MATERIALS		1,867,606
REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
Doma Holdings, Inc. (a)(b)	22,979	9,364
WeWork, Inc. (a)(d)	127,800	99,339
		108,703
UTILITIES - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
Brookfield Renewable Corp. (d)	19,500	681,525
Brookfield Renewable Partners LP	4,000	126,040
		807,565
TOTAL COMMON STOCKS (Cost $151,290,511)		190,959,014

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (a)(b)(c)	5,300	15,688
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
ASAPP, Inc. Series C (a)(b)(c)	17,672	66,977
MATERIALS - 0.3%
Metals & Mining - 0.3%
Illuminated Holdings, Inc.:
Series C2 (a)(b)(c)	3,438	153,335
Series C3 (a)(b)(c)	4,298	191,691
Series C4 (a)(b)(c)	1,252	55,839
Series C5 (a)(b)(c)	2,617	116,718
		517,583
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $511,834)		600,248

Money Market Funds - 1.5%
	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund 4.87% (f)(g) (Cost $2,931,987)	2,931,694	2,931,987

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $154,734,332)	194,491,249
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(2,480,196)
NET ASSETS - 100.0%	192,011,053

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,037,290 or 0.5% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,209,565 or 0.6% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ASAPP, Inc. Series C	4/30/21	116,584

Doma Holdings, Inc.	3/02/21	229,790

ElevateBio LLC Series C	3/09/21	22,234

Epic Games, Inc.	3/29/21	138,060

Evolent Health, Inc.	3/28/23	292,900

Illuminated Holdings, Inc. Series C2	7/07/20	85,950

Illuminated Holdings, Inc. Series C3	7/07/20	128,940

Illuminated Holdings, Inc. Series C4	1/08/21	45,072

Illuminated Holdings, Inc. Series C5	6/16/21	113,054

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	2,764,138	7,706,097	10,470,235	26,310	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 4.87%	1,089,387	5,192,350	3,349,750	5,096	-	-	2,931,987	0.0%
Total	3,853,525	12,898,447	13,819,985	31,406	-	-	2,931,987

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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